Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,337,853	$ 8,174,937
Less accumulated depreciation	(3,969,264)	(3,734,722)
Property and equipment, net	4,368,589	4,440,215
Depreciation expense related to plant and equipment	271,024	257,213
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,625,879	1,625,879
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,891,557	3,845,457
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,820,417	$ 2,703,601